As filed with the Securities and Exchange Commission on December 21, 1995
                                                             File No. 33-2610
                                                             File No. 811-4550

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A

                                REGISTRATION STATEMENT
                         UNDER THE SECURITIES ACT OF 1933        [X]

                         Post-Effective Amendment No. 31         [X]

                                         and

                                REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                   Amendment No. 33              [X]

                                  THE MAINSTAY FUNDS
                                  Formerly Mackay-Shields MainStay Series Fund
                  (Exact Name of Registrant as Specified in Charter)

                                  51 Madison Avenue
                               New York, New York 10010
                       (Address of Principal Executive Offices)

                                  (212) 576-5773
                  Registrant's Telephone Number, including Area Code

                                             with a copy to:
     A. Thomas Smith III, Esq.                         Jeffrey L. Steele, Esq.
     The MainStay Funds                                Dechert Price & Rhoads
     51 Madison Avenue                                 1500 K Street, N.W.
     New York, New York  10010                         Washington, DC  20005
                       (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box)

     [X]  Immediately upon filing pursuant to         [ ]  on (               )
          paragraph (b), or                                pursuant to paragraph
                                                           (b), or

     [ ]  60 days after filing pursuant to            [ ]  on (               )
          paragraph (a)(i), or                             pursuant to paragraph
                                                           (a)(i).

     [ ]  75 days after filing pursuant to            [ ]  on (               )
          paragraph (a)(ii), or                            pursuant to paragraph
                                                           (a)(ii), of Rule 485.

         On January 9, 1986 the Registrant registered an indefinite number of shares of all series then existing or subsequently established under the Securities Act of 1933 pursuant to Rule 24f-2, which it expressly reaffirms. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1994 was filed on February 24, 1995.

                                CONTENTS OF AMENDMENT


               This Post-Effective Amendment No. 31 to the Registration Statement of The MainStay Funds is comprised of the following papers and documents:

               1. The facing sheet to register a definite number of shares of beneficial interest, par value of $0.01 per share, of Registrant's Government Fund, New York Tax Free Bond Fund and Tax Free Bond Fund, each a series of beneficial interest of The MainStay Funds.

               2.   Signature pages; and

               3. Exhibit 10, the opinion and consent of Dechert Price & Rhoads, counsel to the Registrant, as to the legality of the shares being registered.

               With the exception of the items listed above, this Post-Effective Amendment No. 31 under the Securities Act of 1933 incorporates by reference all materials filed as part of Post-Effective Amendment Nos. 29 and 30 to Form N-1A for The MainStay Funds, File No. 33-2610.

               The sole purpose of this Post-Effective Amendment No. 31 is to register a definite number of additional shares of beneficial interest to The MainStay Funds, pursuant to Section 24(e) of the Investment Company Act of 1940.

                                  The MainStay Funds

                      Calculation of Registration Fee Under the
                                Securities Act of 1933


                                                     Proposed
         Title of      Number of      Proposed       Maximum
        Securities       Shares       Maximum        Aggregate      Amount
          Being          Being        Price Per      Offering       of Reg'n
        Registered     Registered        Unit          Price           Fee

        Shares of        Indefinite     N/A            N/A            N/A
        Beneficial       (1)
        Interest, Par
        Value $0.01

        California       N/A            N/A            N/A            N/A
        Tax Free Bond
        Fund

        Capital          N/A            N/A            N/A            N/A
        Appreciation
        Fund

        Convertible      N/A            N/A            N/A            N/A
        Fund

        Equity Index     N/A            N/A            N/A            N/A
        Fund

        Government       9,457,581      $8.38(2)       $98,600(3)     $34.00
        Fund

        High Yield       N/A            N/A            N/A            N/A
        Corporate
        Bond Fund

        International    N/A            N/A            N/A            N/A
        Bond Fund

        International    N/A            N/A            N/A            N/A
        Equity Fund

        Money Market     N/A            N/A            N/A            N/A
        Fund

        New York Tax     28,856         $10.12(4)      $95,700(5)     $33.00
        Free Bond
        Fund

        Tax Free Bond    1,657,921      $10.05(6)      $95,700(7)     $33.00
        Fund


        Total Return     N/A            N/A            N/A            N/A
        Fund

        Value Fund       N/A            N/A            N/A            N/A


        _________________________

        (1) Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. For the fiscal year ended December 31, 1994, Registrant filed the Notice required by Rule 24f-2 on February 24, 1995.

        (2) The fee for 9,457,581 shares to be registered has been computed on the basis of the market value per share in effect on December 7, 1995.

        (3) Calculation of the proposed maximum offering price has been made pursuant to Rule 24e-2. During its fiscal year ended December 31, 1994, the Government Fund redeemed 13,453,678 shares of beneficial interest. During its current fiscal year, the Government Fund used 4,007,863 shares it redeemed during its fiscal year ended December 31, 1994, for a reduction pursuant to Rule 24f-2(c). The Government Fund currently is registering 9,457,581 shares, which is equal to the remaining 9,445,815 shares redeemed during its fiscal year ended December 31, 1994, plus 11,766 shares. During its fiscal year, the Registrant filed no other post-effective amendments for the purpose of the reduction pursuant to Rule 24e-2(a).

        (4) The fee for 28,856 shares to be registered has been computed on the basis of the market value per share in effect on December 7, 1995.

        (5) Calculation of the proposed maximum offering price has been made pursuant to Rule 24e-2. During its fiscal year ended December 31, 1994, the New York Tax Free Bond Fund redeemed 80,716 shares of beneficial interest. During its current fiscal year, the New York Tax Free Bond Fund used 61,317 shares it redeemed during its fiscal year ended December 31, 1994, for a reduction pursuant to Rule 24f-2(c). The New York Tax Free Bond Fund currently is registering 28,856 shares, which is equal to the remaining 19,399 shares redeemed during its fiscal year ended December 31, 1994, plus 9,457 shares. During its fiscal year, the Registrant filed no other post-effective amendments for the purpose of the reduction pursuant to Rule 24e-2(a).

        (6) The fee for 1,657,921 shares to be registered has been computed on the basis of the market value per share in effect on December 7, 1995.

        (7) Calculation of the proposed maximum offering price has been made pursuant to Rule 24e-2. During its fiscal year ended December 31, 1994, the Tax Free Bond Fund redeemed 4,109,320 shares of beneficial interest. During its current fiscal year, the Tax Free Bond Fund used 2,460,921 shares it redeemed during its fiscal year ended December 31, 1994, for a reduction pursuant to Rule 24f-2(c). The Tax Free Bond Fund currently is registering 1,657,921 shares, which is equal to the remaining 1,648,399 shares redeemed during its fiscal year ended December 31, 1994, plus 9,522 shares. During its fiscal year, the Registrant filed no other post-effective amendments for the purpose of the reduction pursuant to Rule 24e-2(a).

                                  THE MAINSTAY FUNDS

                              PART C.  OTHER INFORMATION


          Item 24.  Financial Statements and Exhibits

               (b)  Exhibits:

                    (10) Opinion and consent of Dechert Price & Rhoads.

                                      SIGNATURES


               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington and the District of Columbia, on the 21st day of December, 1995.

                                   THE MAINSTAY FUNDS


                                   By:           ****
                                         WALTER W. UBL, President


               Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               Signatures                      Title                  Date

                             ***** Chairperson and     December 21, 1995
                ALICE T. KANE      Trustee

                              **** President (Chief    December 21, 1995
                WALTER B. UBL      Executive Officer)
                                   and Trustee

                              **   Chief Financial     December 21, 1995
                ANTHONY POLIS      Officer (Principal
                                   Financial and
                                   Accounting Officer)

                            ****** Trustee             December 21, 1995
              DONALD E. NICKELSON

                              *    Trustee             December 21, 1995
              NANCY M. KISSINGER

                              *    Trustee             December 21, 1995
            RALPH A. PFEIFFER, JR.

                              ***  Trustee             December 21, 1995
              TERRY L. LIERMAN


                            ****** Trustee             December 21, 1995
             RICHARD S. TRUTANIC

                              ***  Trustee             December 21, 1995
               DONALD K. ROSS



               /s/JEFFREY L. STEELE
               JEFFREY L. STEELE


           * Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 6 to the Registration Statement on December 22, 1989.
          ** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 8 to the Registration Statement on November 2, 1990.
          *** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 13 to the Registration Statement on December 23, 1991.
          **** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 19 to the Registration Statement on November 1, 1993.
         ***** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 24 to the Registration Statement on October 20, 1994.
        ****** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 29 to the Registration Statement on April 27, 1995.